Tax Assets and Liabilities - Reconciliation of Changes in Deferred Tax Liability Asset (Details) (Parenthetical) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Foreign currency impact	$ 9	$ 9
Profit and loss of deferred tax assets/(liabilities)	$ 701